Intangible Assets, Net (Details) - Schedule of future amortization expenses $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 828
2021	697
2022	608
2023	208
2023 and thereafter	153
Total	$ 2,494